Operating expenses - Disclosure of Audit and Non-Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditors Remuneration [Line Items]
Audit fees	€ 998	€ 725	€ 855
Non-audit fees	308	213	248
Total	1,306	938	1,103
Deloitte & Associés
Auditors Remuneration [Line Items]
Audit fees	523	725	855
Non-audit fees	208	213	248
Total	731	€ 938	€ 1,103
PwC
Auditors Remuneration [Line Items]
Audit fees	475
Non-audit fees	100
Total	€ 575